SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Accounts Payable and Accruals) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts payable:
Overseas	$ 7,704	$ 6,061
In Israel	3,165	905
Trade	10,869	6,966
Other:
Payroll and related expenses	2,184	931
Accrued expenses	662	352
Accrual for vacation and recreation pay	419	377
Other	88	84
Other	$ 3,353	$ 1,744